Leases - Narrative (Details) $ in Thousands	11 Months Ended
	Dec. 31, 2019 USD ($) contract	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Feb. 01, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017	Feb. 28, 2017
Lessee, Lease, Description [Line Items]
Number operating leases | contract	2
Right-of-use assets | $	$ 1,021	$ 679	$ 1,372	$ 1,800	$ 1,977
Weighted average remaining lease term	2 years 1 month 6 days		3 years		4 years
Weighted average discount rate	3.75%		3.75%		3.75%
Oxford, UK lease
Lessee, Lease, Description [Line Items]
Lease term							10 years
Cambridge, UK lease
Lessee, Lease, Description [Line Items]
Lease term						4 years